Summary of Significant Accounting Policies	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies

Note 2 — Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the U.S. Securities and Exchange Commission (“SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K/A filed with the SEC on May 14, 2021, as well as the Company’s Current Reports on Form 8-K. The interim results for the six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future interim periods.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.

Marketable Securities Held in Trust Account

At June 30, 2021, the Trust Account had $100,031,414 held in marketable securities. During period January 1, 2021 to June 30, 2021, the Company did not withdraw any of interest income from the Trust Account to pay its tax obligations.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. At June 30, 2021 and December 31, 2020, the Company has not experienced losses on this account.

Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, common stock are classified as stockholders’ equity. The Company’s common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of June 30, 2021, 7,870,157 shares of Class A common stock subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

Net Loss per Common Stock

Net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding for the period. The Company applies the two-class method in calculating earnings per share. Shares of common stock subject to possible redemption at June 30, 2021, which are not currently redeemable and are not redeemable at fair value, have been excluded from the calculation of basic net loss per common share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. The Company has not considered the effect of warrants sold in the Initial Public Offering and the private placement to purchase an aggregate 5,177,500 shares of common stock in the calculation of diluted loss per share, since the exercise of the warrants into shares of common stock is contingent upon the occurrence of future events. As a result, diluted net loss per common share is the same as basic net loss per common share for the period presented.

Below is a reconciliation of the net income per common share:

	For the	For the
	three months	six months
	ended	ended,
	June 30,	June 30,
	2021	2021
Numerator Earnings allocable to Class A common stock
Interest income on Trust account	$1,187	$11,592
Class A common stock net earnings	$1,187	$11,592
Denominator: Weighted average Class A shares
Class A Common stock, basic and diluted	7,841,024	8,315,869
Earnings/basic and diluted per share Class A common stock	$0.00	$0.00
Numerator: Net income (loss) minus Earnings allocable to Class A common stock
Net income (loss)	$286,223	$(9,149,309)
Less : Earnings allocable to Class A common stock	(1,187)	(11,592)
Class B net income (loss)	$285,036	$(9,160,901)
Denominator: weighted average Class B common stock
Class B common stock, basic and diluted	4,984,843	4,539,131
Income/Basic and diluted per share Class B common stock	$0.06	$(2.02)

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A - “Expenses of Offering”. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering and that were charged to stockholders’ equity upon the completion of the IPO. Accordingly, on September 22, 2020, offering costs totaling $4,289,471 have been charged to stockholders’ equity (consisting of $2,000,000 of underwriting fee, $1,959,758 of deferred underwriting fee and $329,713 of other offering costs). Of the total transaction cost $317,023 was expensed as non-operating expenses in that statement of operations with the rest of the offering cost charged to stockholders’ equity. The transaction costs were allocated based on the relative fair value basis, compared to the total offering proceeds, between the fair value of the public warrant liabilities and the Class A common stock.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet.

Derivative warrant liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company accounts for its 5,177,500 common stock warrants issued in connection with its Initial Public Offering (5,000,000) and Private Placement (152,500) as derivative warrant liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of warrants issued by the Company in connection with the Public Offering and Private Placement has been estimated using Monte-Carlo simulations at each measurement date.

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction.

The Company may be subject to potential examination by federal and state taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent Accounting Standards

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Note 3 — Significant Accounting Policies

Basis of Presentation

The accompanying financial statements of the Company is presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position, and the results of its operations and its cash flows.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.

Marketable Securities Held in Trust Account

At December 31, 2020, the assets held in the Trust Account were substantially held in U.S. Treasury Bills. During period July 1, 2020 (Inception) to December 31, 2020, the Company did not withdraw any of interest income from the Trust Account to pay its tax obligations.

Note 3 — Significant Accounting Policies  (continued)

The Company classifies its United States Treasury securities as held-to-maturity in accordance with Financial Accounting Standards Board (FASB) ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts.

A decline in the market value of held-to-maturity securities below cost that is deemed to be other than temporary, results in an impairment that reduces the carrying costs to such securities’ fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether an impairment is other than temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and the duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective-interest method. Such amortization and accretion is included in the “interest income” line item in the statements of operations. Interest income is recognized when earned.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. At December 31, 2020, the Company has not experienced losses on this account.

Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, common stock are classified as stockholders’ equity. The Company’s common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2020, 8,801,384 shares of Class A common stock subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

Net Loss per Common Stock

Net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding for the period. The Company applies the two-class method in calculating earnings per share. Shares of common stock subject to possible redemption at December 31, 2020, which are not currently redeemable and are not redeemable at fair value, have been excluded from the calculation of basic net loss per common share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. The Company has not considered the effect of warrants sold in the Initial Public Offering and the private placement to purchase an aggregate 5,177,500 shares of common stock in the calculation of diluted loss per share, since the exercise of the warrants into shares of common stock is contingent upon the occurrence of future events. As a result, diluted net loss per common share is the same as basic net loss per common share for the period presented.

Note 3 — Significant Accounting Policies  (continued)

Below is a reconciliation of the net income per common share:

For the period
From
July 1,
2020
(Inception)
through
December 31,
2020
Numerator Earnings allocable to Class A common stock subject to possible redemption
Interest income on Trust account	$16,161
Class A common stock subject to possible redemption net earnings	$16,161
Denominator: Weighted average Class A shares subject to possible redemption
Class A Common stock subject to possible redemption, basic and diluted	6,338,515
Earnings/basic and diluted per share Class A common stock subject to possible redemption	$0.00
Numerator: Net income minus Earnings allocable to Class A common stock subject to possible redemption
Net income (loss)	$1,419,645
Less: Earnings allocable to Class A common stock subject to possible redemption	16,161
Non-redeemable ordinary shares net income	$1,403,484
Denominator: weighted average Non-redeemable ordinary shares
Non-redeemable ordinary shares, basic and diluted	2,500,000
Income/Basic and diluted per share Non-redeemable ordinary shares	$0.56

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering and that were charged to stockholders’ equity upon the completion of the IPO. Accordingly, on December 31, 2020, offering costs totaling $4,289,471 have been charged to stockholders’ equity (consisting of $2,000,000 of underwriting fee, $1,959,758 of deferred underwriting fee and $329,713 of other offering costs). Of the total transaction cost $317,023 was expensed as non-operating expenses in that statement of operations with the rest of the offering cost charged to stockholders’ equity. The transaction costs were allocated based on the relative fair value basis, compared to the total offering proceeds, between the fair value of the public warrant liabilities and the Class A common stock.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet.

Derivative warrant liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

Note 3 — Significant Accounting Policies  (continued)

The Company accounts for its 5,152,500 common stock warrants issued in connection with its Initial Public Offering (5,000,000) and Private Placement (152,500) as derivative warrant liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of warrants issued by the Company in connection with the Public Offering and Private Placement has been estimated using Monte-Carlo simulations at each measurement date.

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction.

The Company may be subject to potential examination by federal and state taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent Accounting Standards

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Humacyte, Inc.
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The Company has prepared the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America, or GAAP.

Unaudited Interim Financial Statements

The accompanying balance sheet as of June 30, 2021, and the statements of operations and comprehensive loss, the statements of changes in redeemable convertible preferred stock and stockholders’ deficit and the statements of cash flows for the six months ended June 30, 2020 and 2021 are unaudited. These unaudited interim financial statements have been prepared on the same basis as the audited financial statements, and in management’s opinion, include all adjustments, consisting of only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of June 30, 2021 and its results of operations and cash flows for the six months ended June 30, 2020 and 2021. The financial data and the other financial information disclosed in the notes to these financial statements related to these six-month periods are also unaudited. The results of operations for the six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the year ended December 31, 2021 or any other period.

Segments

The Company operates and manages its business as one reportable and operating segment. The Company is developing proprietary, bioengineered, acellular human tissues that can be used in the treatment of diseases and conditions across a range of anatomic locations in multiple therapeutic areas. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of evaluating financial performance and allocating resources.

Comprehensive loss

Comprehensive loss includes net loss as well as other changes in stockholders’ deficit that result from transactions and economic events other than those with stockholders. There was no difference between net loss and comprehensive loss for the years ended December 31, 2019 and 2020 and the six months ended June 30, 2021 (unaudited).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates in the financial statements include stock-based compensation costs, right-of-use, or ROU, assets, accruals for research and development activities, fair value of common stock, useful lives of property and equipment, redeemable convertible preferred stock and income taxes. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all short-term, highly liquid investments purchased with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash deposits are held with financial institutions with investment-grade ratings in the United States of America, or US. Cash deposits typically exceed federally insured limits. As of December 31, 2019 and 2020, and June 30, 2021 (unaudited), cash and cash equivalents consisted of cash on deposit with banks denominated in US dollars and investments in money market funds.

Redeemable Convertible Preferred Stock

The Company analyzes all issued equity instruments to determine the appropriate accounting and classification. The Company evaluates its equity instruments under Accounting Standards Codification, or ASC 480, Distinguishing liabilities from equity, to determine whether the instrument embodies an obligation of the Company and, if not, the appropriate classification within temporary or permanent equity. Equity instruments that are classified as temporary equity will have at least one of the following characteristics: redemption at a fixed or determinable price on a fixed or determinable date or dates, redemption at the option of the holder, or any condition of redemption or liquidation which is not solely within the control of the Company without regard to probability.

The Company records equity instruments that are classified as temporary equity at fair value upon issuance, net of issuance costs. The Company accretes the carrying value of its redeemable convertible preferred stock to the redemption or liquidation amount once the Company has determined that it is probable that it will become redeemable or be liquidated. The accretion will be recorded as charges against additional paid-in capital until the additional paid-in capital balance is reduced to zero. At that time, additional accretion adjustments will be recorded as additions to accumulated deficit.

The Company also analyzes instances where the equity instrument has a conversion feature pursuant to ASC 815, Derivatives and hedging, to determine whether the embedded conversion feature should be bifurcated from the equity instrument and accounted for separately. As of December 31, 2019 and 2020, and June 30, 2021 (unaudited), the Company did not have any instruments that have been recognized as derivative liabilities with respect to its outstanding redeemable convertible preferred stock.

Revenue Recognition

The Company’s revenues generally consist of grant revenues, including revenues generated under government and other awarded grants.

In 2014, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update No. 2014-09, Revenues from Contracts with Customers (Topic 606), or ASC 606. The new guidance became effective January 1, 2019 for private companies with early adoption allowed. The Company adopted ASC 606 on January 1, 2019 using the modified-retrospective adoption method for all contracts that were not completed as of the date of adoption. Under the modified-retrospective method, there was no cumulative effect of applying the standard as of January 1, 2019.

Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. ASC 606 also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract.

In addition, ASC 606 requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

For contracts where the period between when the Company transfers a promised good or service to the customer and when the customer pays is one year or less, the Company has elected the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component.

Grant Revenue

The Company generates revenue primarily from government and other awarded grants that reimburse the Company for certain allowable costs related to research and development efforts. These grants include the following terms:

The Department of Defense grants are for an award of $4.0 million, all of which has been recognized as revenue before the program ended, for work on bioengineered blood vessels for vascular trauma which was awarded to the Company in September 2017 and ended in February 2020 and an award of $7.1 million for work to support human tissue engineered blood vessels for vascular reconstruction in the injured warfighter which was awarded to the Company in August 2017 and is ongoing. The Company has recognized revenue of $4.5 million during 2019, $1.1 million during 2020, and $0.5 million and $0.8 million during the six months ended June 30, 2020 (unaudited) and 2021 (unaudited), respectively, for reimbursement of certain allowable costs related to these grants.

The California Institute of Regenerative Medicine grants are for work to support the Company’s Phase III clinical trials, which were awarded to the Company in July 2016 and November 2017. The Company recognized $11.2 million in revenue from these grants upon the achievement of performance milestones related to patient enrollment targets before this program ended in 2020. The Company has recognized revenue of $1.7 million during 2019 and no revenue was recognized during 2020 or during the six months ended June 30, 2020 (unaudited) and 2021 (unaudited), respectively, for reimbursement of certain allowable costs related to these grants.

The National Institutes of Health grant is for $1.6 million for work to support bioengineered grafts for peripheral vascular disease which was awarded to the Company in November 2013. The Company recognized $1.6 million for the reimbursement of certain allowable costs related to the grant before this program ended in 2020. The Company has recognized no revenue during 2019, $0.3 million during 2020, and no revenue during the six months ended June 30, 2020 (unaudited) and 2021 (unaudited) for reimbursement of certain allowable costs related to these grants.

The Company has determined that the grants are not within the scope of ASC 606 as they do not meet the definition of a contract with a customer. The Company has concluded that the grants meet the definition of a contribution and are nonexchange transactions and has applied the contribution accounting model in Subtopic 958-605, Not-for-Profit-Entities-Revenue Recognition by analogy.

The Company recognizes funding received from grants as revenue, rather than as a reduction of research and development expenses, because the Company is the principal in conducting the research and development activities and these grants are central to the Company’s ongoing operations. The Company recognizes revenue only after the qualifying expenses related to the grants have been incurred and it is reasonably assured that the expenses will be reimbursed and the revenue will be collectible. The related costs incurred are included in research and development expense in our statements of operations and comprehensive loss.

Revenue from grants not within the scope of ASC 606 was $6.2 million and $1.5 million for the years ending December 31, 2019 and 2020, respectively, and $0.4 million and $0.8 million for the six months ended June 30, 2020 and 2021 (unaudited), respectively.

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. Total cash balances exceeded insured balances by the Federal Deposit Insurance Corporation as of December 31, 2019 and 2020 and June 30, 2021 (unaudited). Cash equivalents are invested in highly rated money market funds invested only in obligations of the US government and its agencies.

The majority of the Company’s revenue has been derived from government grants. The Company’s grants, which represented 10% or more of the Company’s total revenue during the years ended December 31, 2019 and 2020 and the six months ended June 30, 2021 (unaudited) or accounts receivable balance as of December 31, 2019 and 2020 and June 30, 2021 (unaudited), are as follows:

	2019		2020		June 2020 (unaudited)		June 2021 (unaudited)
		Accounts		Accounts		Accounts		Accounts
	Revenue	Receivable	Revenue	Receivable	Revenue	Receivable	Revenue	Receivable
Grant A	28%	—	—	—	—	—	—	—
Grant B	38%	67%	10%	—	32%	—	—	—
Grant C	34%	33%	67%	100%	61%	83%	100%	100%
Grant D	—	—	18%	—	—	—	—	—
Total	100%	100%	95%	100%	93%	83%	100%	100%

All of the Company’s revenues were generated from grants from government and other entities located in the United States, for the years ended December 31, 2019 and 2020, and the six months ended June 30, 2020 and 2021 (unaudited).

Other Risks and Uncertainties

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, successful discovery and development of its product candidates, the success of clinical trials and other studies for its product candidates, including for its ongoing V005 Phase II/III clinical trial and V007 Phase III clinical trial, the regulatory approval and commercialization of its HAVs and other product candidates, the expected size of the target populations for the Company’s product candidates, the degree of market acceptance of the HAVs, if approved, the availability of third-party coverage and reimbursement, development by competitors of new technological innovations, the ability to manufacture HAVs and other product candidates in sufficient quantities, expectations regarding the Company’s strategic partnerships, dependence on third parties, key personnel and the ability to attract and retain qualified employees, protection of proprietary technology and confidentiality of trade secrets, compliance with governmental regulations, the impact of the COVID-19 pandemic, the Company’s implementation and maintenance of effective internal controls, and the ability to secure additional capital to fund operations and commercial success of its product candidates.

Product candidates currently under development will require extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s commercialization efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales, and the Company may depend on certain strategic relationships to distribute its products, including the Company’s strategic partnership with Fresenius Medical Care Holdings, Inc., or Fresenius Medical Care, to sell, market and distribute its 6 millimeter HAV for certain specified indications.

Net Loss per Share Attributable to Common Stockholders

The Company applies the two-class method to compute basic and diluted net loss per share attributable to common stockholders when shares meet the definition of participating securities. The two-class method determines net loss per share for each class of common and redeemable convertible preferred stock according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and redeemable convertible preferred stock based upon their respective rights to share in the earnings as if all income (loss) for the period had been distributed. During periods of loss, there is no allocation required under the two-class method since the redeemable convertible preferred stock does not have a contractual obligation to share in the Company’s losses.

Basic net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period without consideration of potentially dilutive common stock. Diluted net loss per share attributable to common stockholders reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company unless inclusion of such shares would be anti-dilutive. Since the Company has only incurred losses, basic and diluted net loss per share is the same. Securities that could potentially dilute net loss per share in the future that were not included in the computation of diluted net loss per share are as follows:

	December 31,		June 30,
	2019	2020	2020	2021
			(Unaudited)	(Unaudited)
Shares issuable upon conversion of Series A redeemable convertible preferred stock	70,152,805	70,152,805	70,152,805	70,152,805
Shares issuable upon conversion of Series B redeemable convertible preferred stock	91,919,158	91,919,158	91,919,158	91,919,158
Shares issuable upon conversion of Series C redeemable convertible preferred stock	42,808,208	42,808,208	42,808,208	42,808,208
Shares issuable upon conversion of Series D redeemable convertible preferred stock	60,216,780	60,216,780	60,216,780	60,216,780
Exercise of options under stock plan	19,880,073	18,330,574	17,218,438	24,831,266
Warrants to purchase common stock	125,520	125,520	125,520	1,095,616

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants at the measurement date. ASC 820, Fair Value Measurement and Disclosures, establishes a hierarchy whereby inputs to valuation techniques used in measuring fair value are prioritized, or the fair value hierarchy. There are three levels to the fair value hierarchy based on reliability of inputs, as follows:

●	Level 1 — Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets.
●	Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 — Unobservable inputs in which little or no market data exists, therefore requiring the Company to develop its own assumptions.

The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them for each reporting period, utilizing valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The determination requires significant judgments to be made by the Company.

The Company’s cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The carrying values of other receivables, accounts payable and accrued expenses as of December 31, 2019 and 2020, and June 30, 2021 (unaudited) approximated their fair values due to the short-term nature of these items.

Property and Equipment, Net

Property and equipment, net are recorded at cost less accumulated depreciation. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the balance sheet accounts and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. The estimated useful lives for significant asset categories are as follows:

Estimated Useful
Property and equipment	Lives (Years)
Scientific equipment	5 – 7
Computer equipment	5
Software	3
Furniture and fixtures	5 – 7
Leasehold improvements	Lesser of useful life or life of lease
Construction in progress	N/A

Impairment of Long-Lived Assets

The Company reviews the carrying value of property and equipment for indicators of possible impairment whenever events and circumstances indicate that the carrying value of an asset or asset group may not be recoverable from the estimated future net undiscounted cash flows expected to result from its use and eventual disposition. In cases where estimated future net undiscounted cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of the asset or asset group. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors. Based on this assessment, there was no impairment at December 31, 2019 and 2020.

Income Taxes

Income taxes are computed using the asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements. In estimating future tax consequences, the Company considers all expected future events other than enactment of changes in tax laws or rates. A valuation allowance is recorded, if necessary, to reduce net deferred tax assets to their realizable values if management does not believe it is more likely than not that the net deferred tax assets will be realized. As of December 31, 2019 and 2020, and June 30, 2021 (unaudited), the Company has recorded a full valuation allowance against its deferred tax assets.

The Company recognizes the benefit of an income tax position only if it is more likely than not (greater than 50%) that the tax position will be sustained upon tax examination, based solely on the technical merits of the tax position. Otherwise, no benefit can be recognized. Assessing an uncertain tax position begins with the initial determination of the sustainability of the position and is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. As of each balance sheet date, unresolved uncertain tax positions must be reassessed. Additionally, the Company must accrue interest and related penalties, if applicable, on all tax exposures for which reserves have been established consistent with jurisdictional tax laws.

The Company has analyzed its filing positions in all significant Federal and state jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. As of December 31, 2019 and 2020, and June 30, 2021 (unaudited), the Company has determined that no uncertain tax positions would have a material impact on the financials statements of the Company. The Company is no longer subject to Federal, state, and local tax examinations by tax authorities for years before 2017 although carry-forward attributes that were generated prior to 2017 may still be adjusted upon examination by the taxing authorities if they either have been or will be used in a future period. No income tax returns are currently under examination by taxing authorities.

As of December 31, 2019 and 2020, and June 30, 2021 (unaudited), the Company had not recorded any amounts for unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to uncertain tax positions in the provision for income taxes. As of December 31, 2019 and 2020, and June 30, 2021 (unaudited), the Company had no accrued interest or penalties related to uncertain tax positions, and no amounts had been recognized in the Company’s statements of operations and comprehensive loss.

Intellectual Property

The Company seeks to protect its intellectual property by filing patent applications in the United States and abroad related to novel technologies and product candidates that it views as important to its business. The patent positions of biotechnology companies generally, including the Company’s patent positions, is highly uncertain and involves complex legal and factual questions for which legal principles remain unresolved. Patent costs have been expensed as incurred as general and administrative expense.

Research and Development

The Company expenses research and development costs as operating expenses as incurred. Research and development expenses consist primarily of:

●	salaries and related overhead expenses for personnel in research and development functions, including stock-based compensation and benefits;
●	fees paid to consultants and CROs, including in connection with clinical trials, and other related clinical trial fees, such as for investigator grants, patient screening, laboratory work and statistical compilation and analysis;
●	allocation of facility lease and maintenance costs;
●	depreciation of leasehold improvements, laboratory equipment and computers;
●	costs related to purchasing raw materials for and producing product candidates for clinical trials;
●	costs related to compliance with regulatory requirements;
●	costs related to the manufacturing scale-out initiative; and
●	license fees related to in-licensed technologies.

Accrued Research and Development

The Company has entered into various agreements with CROs and a CMO, which conduct preclinical studies and clinical trials and contract manufacturing activities. The Company’s research and development accruals are estimated based on the level of services performed, progress of the studies, including the phase or completion of events, and contracted costs. The estimated costs of research and development provided, but not yet invoiced, are included in accrued expenses on the balance sheet. If the actual timing of the performance of services or the level of effort varies from the original estimates, the Company will adjust the accrual accordingly. Payments made under these arrangements in advance of the performance of the related services are recorded as prepaid expenses and other current assets until the services are rendered. The Company terminated its agreement with its CMO on March 6, 2020 but will continue to rely on its CMO to store and ship HAV inventory until such time as its HAV inventory is fully depleted . As of December 31, 2020, the inventory value held at the CMO was immaterial and as of June 30, 2021 (unaudited), the inventory was fully depleted.

Stock-Based Compensation

The Company accounts for stock-based compensation for employees and non-employees measured at grant date, based on the fair value of the award. The Company measures the fair value of awards granted using the Black-Scholes option pricing model and recognizes the expense over the requisite service period using the straight-line method. Option valuation models, including the Black-Scholes option-pricing model, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant-date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility, the expected term of the award, and the fair value of the underlying common stock on the date of grant. Forfeitures are accounted for as they occur.

Leases

Effective January 1, 2019, the Company accounts for its leases under ASC 842, Leases. The Company determines if an arrangement is or contains a lease and the classification of that lease at inception of a contract. The Company’s operating lease assets are included in “operating lease right-of-use assets, net”, and the current and non-current portions of the operating lease liabilities are included in “operating lease obligation, current portion”, and “operating lease obligation, net of current portion”, respectively, on the balance sheets. The Company’s finance lease assets are included in “finance lease right-of-use assets, net”, and the current and non-current portions of the finance lease liabilities are included in “finance lease obligation, current portion”, and “finance lease obligation, net of current portion”, respectively, on the balance sheets.

Under this guidance, arrangements meeting the definition of a lease are classified as operating or finance leases, and are recorded on the balance sheet as both a right-of-use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease right-of-use assets and lease obligations are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. Operating lease right-of-use assets are adjusted for (i) payments made at or before the commencement date, (ii) initial direct costs incurred, and (iii) tenant incentives under the lease. As the implicit rate for the operating leases were not determinable, the Company used an incremental borrowing rate based on the information available at the respective lease commencement dates in determining the present value of future payments. The incremental borrowing rate represents the interest rate the Company would expect to incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. The Company determined the incremental borrowing rate by considering various factors, such as its credit rating, interest rates of similar debt instruments of entities with comparable credit ratings, the lease term and the currency in which the lease was denominated. The Company considers a lease term to be the noncancelable period that it has the right to use the underlying asset, including any periods where it is reasonably certain the Company will exercise any option to extend the contract.

Lease expenses for minimum lease payments for operating leases are recognized on a straight-line basis over the lease term. Amortization expense of the right-of-use asset for finance leases is recognized on a straight-line basis over the lease term and interest expense for finance leases is recognized based on the incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term.

In calculating the right-of-use assets and lease liabilities, the Company has elected to combine lease and non-lease components for all asset classes. The Company excludes short-term leases, if any, having initial terms of 12 months or less from the new guidance as an accounting policy election, and recognizes rent expense on a straight-line basis over the lease term.

Prior to the adoption of ASC 842 on January 1, 2019 the Company was deemed to be the accounting owner of leased space during the construction of its headquarters in a build-to-suit arrangement. Upon substantial completion of construction in June 2018, the Company assessed the facility for sale-leaseback criteria qualification. The Company determined that the transaction did not meet the requirements of a sale-leaseback due to the Company’s continuing involvement in the leased facility. As such, the facility was accounted for as an asset financing, with the building asset and related facility financing obligation remaining on the Company’s balance sheet. The Company availed itself of the practical expedients provided under the ASU and its subsequent amendments regarding identification of leases, lease classification, indirect costs, and the combination of lease and non-lease components. Upon adoption of ASC 842, the Company removed the building assets and facility financing obligation, under the failed sale leaseback, for its headquarters lease from its financial statements, with a corresponding adjustment (addition) to accumulated deficit of $1.9 million, and recorded a finance lease liability and corresponding right-of-use asset, each for $27.6 million in connection with the headquarters lease. In addition, the adoption of this guidance resulted in the recognition of operating right-of-use assets and operating lease liabilities of $0.9 million as of January 1, 2019, which included the lease of the underlying land associated with its headquarters.

The cumulative effect of initially applying the new lease guidance on January 1, 2019 is as follows:

	January 1, 2019
		Cumulative	Beginning
	Beginning	Effect	Balance,
($ in thousands)	Balance	Adjustment	As Adjusted
Assets
Building asset	$25,091	$(25,091)	$—
Finance lease right-of-use assets, net	$—	$27,612	$27,612
Operating lease right-of-use assets, net	$—	$923	$923

Liabilities and stockholders' deficit
Accrued expenses	$7,049	$(1)	$7,048
Facility financing obligation, current portion	$276	$(276)	$—
Finance lease obligation, current portion	$—	$1,292	$1,292
Operating lease obligation, current portion	$—	$55	$55
Facility financing obligation, net of current portion	$22,955	$(22,955)	$—
Finance lease obligation, net of current portion	$—	$26,319	$26,319
Operating lease obligation, net of current portion	$—	$870	$870
Accumulated deficit	$(234,289)	$(1,861)	$(236,150)

Recently Adopted Accounting Pronouncements

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which makes a number of changes to add, modify or remove certain disclosure requirements associated with the movement amongst or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted upon issuance of the update. The Company adopted ASU 2018-13 as of January 1, 2020. The adoption of this ASU did not have a material impact on its financial statements and related disclosures.

Recently Issued Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, “Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. Either a modified retrospective method of transition or a fully retrospective method of transition is permissible for the adoption of this standard. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. The Company adopted ASU 2020-06 as of January 1, 2021 (unaudited). The adoption of this ASU had no impact on its financial statements and related disclosures.

In May 2021, the FASB issued ASU 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. The FASB is issuing this update to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity classified written call options (for example, warrants) that remain equity classified after modification or exchange. ASU 2021-04 is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring after the effective date of the amendments. The Company is currently evaluating the effect of this update on its financial statements.